Share Capital and Capital Reserve - Summary of classes of share capital (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Shares [Member]
Number of shares authorised [abstract]
Number of shares authorised	8,000,000,000	0
Number of shares issued [abstract]
Number of shares issued and fully paid	41,084,851
Class B Ordinary Shares [Member]
Number of shares authorised [abstract]
Number of shares authorised	2,000,000,000	0
Number of shares issued [abstract]
Number of shares issued and fully paid	204,526,628	200,000,001